UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM NPX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                 Investment Company Act file number:  81121694


                      MELLON OPTIMA L/S STRATEGY FUND, LLC

               (Exact name of registrant as specified in charter)

                          BNY Mellon Financial Center
                           One Boston Place, 0240071
                          Boston, Massachusetts 02108

              (Address of principal executive offices) (Zip code)

                            Peter M. Sullivan, Esq.
                          BNY Mellon Financial Center
                           One Boston Place, 0240081
                          Boston, Massachusetts 02108

                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 7227000


                       Date of fiscal year end: March 31


             Date of reporting period: July 1, 2009  June 30, 2010


ITEM 1. PROXY VOTING RECORD:

The Mellon Optima L/S Strategy Fund, LLC participated in one shareholder meeting and also received the following issuer proposals, amendments, consents and/or resolutions during the period covered by this report and with respect to which the registrant was entitled to vote.

                                                                          MATTER       WHETHER                     WHETHER
                                                                          PROPOSED     REGISTRANT    HOW           REGISTRANT
                    EXCHANGE             DATE OF                          BY ISSUER/   CAST          REGISTRANT    CAST VOTE
 ISSUER             TICKER     CUSIP     MEETING/    MATTER               SECURITY     VOTE          CAST          FOR/AGAINST
 NAME               SYMBOL     NUMBER    CONSENT    IDENTIFICATION        HOLDER      (YES/NO)       VOTE          MANAGEMENT


                                                    Modification of fee
                                                    arrangements with
                                                    issuer's general
Thruway Partners LP   NA       NA         9/23/09   partner.              Issuer        No           Abstain            NA


..                                                   Modification of fee
                                                    arrangements with
                                                    issuer's general
                                                    partner and issuer's
                                                    liquidity terms
                                                    in connection with
Oscar S. Schafer &                                  optional share class
Partners II L.P        NA       NA        11/30/09  exchange.              Issuer        Yes          For              NA



                                                     Modification of
Preferred Plus Money                                 issuer's lending
Market Fund            NA    26200T208    12/28/09   policy.                 Issuer        Yes          For            For



                                                    Modification of
Dreyfus Institutional                               fee arrangements with
Bay II Resource                                     issuer's general
Partners Fund LP       NA       NA         3/12/10  partner.               Issuer          Yes          For           For


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON OPTIMA L/S STRATEGY FUND, LLC

By:       /s/ DAVID K. MOSSMAN

          David K. Mossman, President

Date:     August 30, 2010